Commitments, Contingencies and Off-Balance-Sheet Risk - Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 7,510	$ 9,621
Variable Rate	232,347	218,601
Lines of Credit and Construction Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	6,905	9,416
Variable Rate	202,923	195,732
Overdraft Protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	5	5
Variable Rate	29,075	22,119
Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	600	200
Variable Rate	$ 349	$ 750